Discontinued Operations and Divestitures - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended								3 Months Ended	12 Months Ended	3 Months Ended
	Feb. 23, 2013 NAI Banners [Member]	Sep. 08, 2012 NAI Banners [Member]	Feb. 23, 2013 NAI Banners [Member]	Feb. 25, 2012 NAI Banners [Member]	Feb. 26, 2011 NAI Banners [Member]	Feb. 23, 2013 NAI Banners [Member] Minimum [Member]	Feb. 23, 2013 NAI Banners [Member] Maximum [Member]	Feb. 23, 2013 AB Acquisition [Member]	Feb. 25, 2012 AB Acquisition [Member]	Feb. 26, 2011 AB Acquisition [Member]	Feb. 26, 2011 Total Logistic Control [Member]	Feb. 25, 2012 Fuel Centers [Member]	Sep. 08, 2012 Fuel Centers [Member] Retail food [Member] Fuel_Center
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of businesses			$ 100								$ 205	$ 89
Note receivable	44		44
Net proceeds from assumed debt and capital leases	3,200		3,200
Unfunded status estimated before tax	1,138		1,138
Initial terms of arrangements						12 months	5 years
Intangible asset impairment charge	84	74
Pre-tax impairment loss on disposal group	1,150
Pre-tax Property, plant and equipment related impairment	203
Interest expense related debt and included in discontinued operations								281	263	319
Amounts of the intercompany sales, which approximate related costs			236	240	245
Incremental annual TSA fees received	158		158
Transitional TSA fees received	60		60
Historical fees recognized under the existing TSA as a reduction of Selling and administrative expenses			42	47	50
Number of fuel centers sold													107
Discontinued operation, gain (loss) from disposal of discontinued operation, before income tax											62	7
Pre-tax loss presented as continuing operations												1
Pre-tax loss presented as discontinued operations												$ 6